SHORT AND LONG-TERM DEBT - LONG TERM DEBT INTEREST RATES (Details) - Corporate Debt Securities	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Aug. 31, 2015
5.45% Notes due 2016
Debt Instrument [Line Items]
Interest rate, stated percentage	5.45%	5.45%		5.45%
1.50% Notes due 2016
Debt Instrument [Line Items]
Interest rate, stated percentage	1.50%	1.50%	1.50%
1.60% Notes due 2018
Debt Instrument [Line Items]
Interest rate, stated percentage	1.60%	1.60%
4.125% Notes due 2020
Debt Instrument [Line Items]
Interest rate, stated percentage	4.125%	4.125%
8.8% Debentures due 2021
Debt Instrument [Line Items]
Interest rate, stated percentage	8.80%	8.80%				8.80%
2.625% Notes due 2023
Debt Instrument [Line Items]
Interest rate, stated percentage	2.625%	2.625%
3.20% Notes due 2025
Debt Instrument [Line Items]
Interest rate, stated percentage	3.20%	3.20%
2.30% Notes due 2026
Debt Instrument [Line Items]
Interest rate, stated percentage	2.30%	2.30%			2.30%
7.2% Debentures due 2027
Debt Instrument [Line Items]
Interest rate, stated percentage	7.20%	7.20%				7.20%
3.375% Notes due 2046
Debt Instrument [Line Items]
Interest rate, stated percentage	3.375%	3.375%			3.375%